Exploration And Evaluation - Summary of Exploration And Evaluation (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Trion [member] | Property Plants and Equipments [Member]
Disclosure of detailed information about exploration and evaluation [line items]
Exploration assets transferrred	$ 274